Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
USE OF ESTIMATES IN THE CONDENSED FINANCIAL STATEMENTS

USE OF ESTIMATES IN THE CONDENSED FINANCIAL STATEMENTS

U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management evaluates these significant estimates and assumptions, including those related to the fair value of acquired assets and liabilities, stock based compensation, income taxes, allowance for doubtful accounts, long-lived assets, and inventories, and other matters that affect the condensed financial statements and disclosures. Actual results could differ from those estimates.

USE OF ESTIMATES IN THE FINANCIAL STATEMENTS

U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management evaluates these significant estimates and assumptions, including those related to the fair value of acquired assets and liabilities, stock-based compensation, income taxes, allowance for doubtful accounts, long-lived assets, and inventories, and other matters that affect the financial statements and disclosures. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid securities with an original maturity date of three months or less when purchased to be cash equivalents. Due to their short-term nature, cash equivalents are carried at cost, which approximates fair value. The Company had cash equivalents of $4.3 million and $4.7 million as of September 30, 2024 and December 31, 2023, respectively.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid securities with an original maturity date of three months or less when purchased to be cash equivalents. Due to their short-term nature, cash equivalents are carried at cost, which approximates fair value. As of December 31, 2023, the Company had cash equivalents of $4.7 million and $6.6 million in cash equivalents as of December 31, 2022.

RESTRICTED CASH

RESTRICTED CASH

Restricted cash includes amounts held as collateral for company credit cards. During the year ended December 31, 2023, the Company closed the company credit card and changed to a vendor that did not require cash collateral. As of September 30, 2024 and December 31, 2023, the Company did not have restricted cash.

RESTRICTED CASH

Restricted cash included amounts held as collateral for company credit cards. During the year ended December 31, 2023, the Company closed the company credit card. Restricted cash included in Cash, Cash Equivalents and Restricted Cash, as presented on the Statements of Cash Flows, amounted to $60 thousand as of December 31, 2022.

CONCENTRATIONS OF CREDIT RISK

CONCENTRATIONS OF CREDIT RISK

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company maintains its cash and cash equivalents balances in large well-established financial institutions located in the United States. At times, the Company’s cash balances may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limits.

CONCENTRATIONS OF CREDIT RISK

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company maintains its cash and cash equivalents balances in large well-established financial institutions located in the United States. At times, the Company’s cash balances may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limits.

REVENUE RECOGNITION

REVENUE RECOGNITION

The Company’s revenues consist of product sales to either end customers, to resellers or direct bulk sales to the VHA. The Company’s revenues are derived from contracts with customers, which are in most cases customer purchase orders. For each contract, the promise to transfer the title of the products, each of which is individually distinct, is considered to be the identified performance obligation. As part of the consideration promised in each contract, the Company evaluates the customer’s credit risk. Our contracts do not have any financing components, as payments are mostly prepaid, or in limited cases, due net 30 days after the invoice date. The majority of prepaid contracts are with the VHA, which consists of the majority of the Company’s revenues. The Company’s products are almost always sold at fixed prices. In determining the transaction price, we evaluate whether the price is subject to any refunds, due to product returns or adjustments due to volume discounts, rebates, or price concessions to determine the net consideration we expect to be entitled to. The Company’s sales are recognized at a point-in-time under the core principle of recognizing revenue when title transfers to the customer, which generally occurs when the Company ships or delivers the product from its fulfillment center to our customers, when our customer accepts and has legal title of the goods, and the Company has a present right to payment for such goods. Based on the respective contract terms, most of our contract revenues are recognized either (i) upon shipment based on free on board (“FOB”) shipping point, or (ii) when the product arrives at its destination.

During the year ended December 31, 2023, the Company released new product and service offerings by leasing hardware coupled with monthly subscription services. The Company accounts for the revenue from its lease contracts by utilizing the single component accounting policy. This policy requires the Company to account for, by class of underlying asset, the lease component and non-lease component(s) associated with each lease as a single component if two criteria are met: (1) the timing and pattern of the lease component and the non-lease component are the same and (2) the lease component would be classified as an operating lease, if accounted for separately. The Company has determined that its leased hardware meets the criteria to be operating leases and has the same timing and pattern of transfer as its monthly subscription services. The Company has elected the lessor practical expedient within ASC 842, Leases (“ASC 842”) and recognizes, measures, presents, and discloses the revenue for the new offering based upon the predominant component, either the lease or non-lease component. The Company recognizes revenue under ASC 606, Revenue Recognition from Contracts with Customers (“ASC 606”) for its leased product for which it has determined that the non-lease components of the new offering is the predominant component of the contract. For the three and nine months ended September 30, 2024, the Company’s sales recognized over time were immaterial. For the three and nine months ended September 30, 2023, none of the Company’s sales were recognized over time.

REVENUE RECOGNITION

The Company’s revenues consist of product sales to either end customers, to distributors or direct bulk sales to the VHA. The Company’s revenues are derived from contracts with customers, which are in most cases customer purchase orders. For each contract, the promise to transfer the title of the products, each of which is individually distinct, is considered to be the identified performance obligation. As part of the consideration promised in each contract, the Company evaluates the customer’s credit risk. Our contracts do not have any financing components, as payments are mostly prepaid, or in limited cases, due Net 30 days after the invoice date. The majority of prepaid contracts are with the VHA, which consists of the majority of the Company’s revenues. The Company’s products are almost always sold at fixed prices. In determining the transaction price, we evaluate whether the price is subject to any refunds, due to product returns or adjustments due to volume discounts, rebates, or price concessions to determine the net consideration we expect to be entitled to. The Company’s sales are recognized at a point-in-time under the core principle of recognizing revenue when title transfers to the customer, which generally occurs when the Company ships or delivers the product from its fulfillment center to our customers, when our customer accepts and has legal title of the goods, and the Company has a present right to payment for such goods. Based on the respective contract terms, most of our contract revenues are recognized either (i) upon shipment based on free on board (“FOB”) shipping point, or (ii) when the product arrives at its destination.

During the year ended December 31, 2023, the Company released new offerings by leasing hardware coupled with monthly subscription services. We account for the revenue from its lease contracts by utilizing the single component accounting policy. This policy requires the Company to account for, by class of underlying asset, the lease component and nonlease component(s) associated with each lease as a single component if two criteria are met: (1) the timing and pattern of the lease component and the nonlease component are the same and (2) the lease component would be classified as an operating lease, if accounted for separately. The Company has determined that its leased hardware meets the criteria to be operating leases and has the same timing and pattern of transfer as its monthly subscription services. The Company has elected the lessor practical expedient within ASC 842, Leases (“ASC 842”) and recognizes, measures, presents, and discloses the revenue for the new offering based upon the predominant component, either the lease or nonlease component. The Company recognizes revenue under ASC 606, Revenue Recognition from Contracts with Customers (“ASC 606”) for its leased product for which it has estimated that the nonlease components of the new offering is the predominant component of the contract. For the year ended December 31, 2023, the Company’s sales recognized over time were immaterial. For the year ended December 31, 2022, none of the Company’s sales were recognized over time.

SALES TO DEALERS AND RESELLERS

SALES TO DEALERS AND RESELLERS

The Company maintains a reserve for unprocessed and estimated future price adjustments, claims and returns as a refund liability. The reserve is recorded as a reduction to revenue in the same period that the related revenue is recorded and is calculated based on an analysis of historical claims and returns over a period of time to appropriately account for current pricing and business trends. Similarly, sales returns and allowances are recorded based on historical return rates, as a reduction to revenue with a corresponding reduction to cost of goods sold for the estimated cost of inventory that is expected to be returned. These reserves were not material as of September 30, 2024 and December 31, 2023.

SALES TO DISTRIBUTORS AND RESELLERS

The Company maintains a reserve for unprocessed and estimated future price adjustments claims and returns as a refund liability. The reserve is recorded as a reduction to revenue in the same period that the related revenue is recorded and is calculated based on an analysis of historical claims and returns over a period of time to appropriately account for current pricing and business trends. Similarly, sales returns and allowances are recorded based on historical return rates, as a reduction to revenue with a corresponding reduction to cost of goods sold for the estimated cost of inventory that is expected to be returned. These reserves were not material as of December 31, 2023, and 2022.

SHIPPING AND HANDLING

SHIPPING AND HANDLING

Amounts billed to customers for shipping and handling are included in revenues. The related freight charges incurred by the Company are included in cost of goods sold and were $0.1 million and $0.2 million for the three and nine months ended September 30, 2024, respectively, and $0.1 million and $0.3 million for the three and nine months ended September 30, 2023.

SHIPPING AND HANDLING

Amounts billed to customers for shipping and handling are included in revenues. The related freight charges incurred by the Company are included in cost of goods sold and were $0.3 million and $0.6 million, respectively, for the years ended December 31, 2023, and 2022.

ACCOUNTS RECEIVABLE - NET

ACCOUNTS RECEIVABLE - NET

For the three and nine months ended September 30, 2024 and 2023, the Company’s revenues were primarily the result of shipments to VHA hospitals and clinics, which are made in most cases on a prepaid basis. The Company also sells its products to dealers and resellers, typically providing customers with modest trade credit terms. Sales made to dealers and resellers are done with limited rights of return and are subject to the normal warranties offered to the ultimate consumer for product defects.

Accounts receivable is stated at net realizable value. The Company regularly reviews accounts receivable balances and adjusts the accounts receivable allowance for credit losses, as necessary whenever events or circumstances indicate the carrying value may not be recoverable. As of September 30, 2024 and December 31, 2023, the allowance for credit losses was immaterial.

ACCOUNTS RECEIVABLE - NET

For the years ended December 31, 2023, and 2022, the Company’s revenues were primarily the result of shipments to VHA hospitals and clinics, which are made in most cases on a prepaid basis. The Company also sells its products to distributors and resellers, typically providing customers with modest trade credit terms. Sales made to distributors and resellers are done with limited rights of return and are subject to the normal warranties offered to the ultimate consumer for product defects.

Accounts receivable is stated at net realizable value. The Company regularly reviews accounts receivable balances and adjusts the accounts receivable allowance for credit losses, as necessary whenever events or circumstances indicate the carrying value may not be recoverable. As of December 31, 2023, and 2022, the allowance for credit losses was immaterial.

INVENTORY

INVENTORY

The Company measures inventory at the lower of cost or net realizable value, defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Cost is determined using the first-in, first-out method.

The Company performs regular reviews of inventory quantities on hand and evaluates the realizable value of its inventories. The Company adjusts the carrying value of the inventory as necessary for excess, obsolete, and slow-moving inventory by comparing the individual inventory parts to forecasted product demand or production requirements. As of September 30, 2024, inventory was composed of $0.8 million in finished goods on hand. As of December 31, 2023, inventory was composed of $1.2 million in finished goods on hand.

The Company is required to partially prepay for inventory with certain vendors. As of September 30, 2024 and December 31, 2023, $0.3 million and $0.3 million, respectively, of prepayments were made for inventory in both periods and are included in prepaid expenses and other current assets on the balance sheet.

INVENTORY

The Company measures inventory at the lower of cost or net realizable value, defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Cost is determined using the first-in, first-out method.

The Company performs regular reviews of inventory quantities on hand and evaluates the realizable value of its inventories. The Company adjusts the carrying value of the inventory as necessary for excess, obsolete, and slow-moving inventory by comparing the individual inventory parts to forecasted product demand or production requirements. As of December 31, 2023, inventory was comprised of $1.2 million in finished goods on hand. As of December 31, 2022, inventory consisted of $0.6. million and $1.2 million in finished goods on hand and inventory in-transit from vendors, respectively.

The Company is required to partially prepay for inventory with certain vendors. As of December 31, 2023, and 2022, $0.3 million and $10 thousand, respectively, of prepayments made for inventory are included in prepaid expenses and other current assets on the balance sheet.

LONG-LIVED ASSETS

LONG-LIVED ASSETS

Long-lived assets, such as property and equipment, and other intangible assets are evaluated for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. When indicators exist, the Company tests for the impairment of the definite-lived assets based on the undiscounted future cash flow the assets are expected to generate over their remaining useful lives, compared to the carrying value of the assets. If the carrying amount of the assets is determined not to be recoverable, a write-down to fair value is recorded. Management estimates future cash flows using assumptions about expected future operating performance. Management’s estimates of future cash flows may differ from actual cash flow due to, among other things, technological changes, economic conditions, or changes to the Company’s business operations.

LONG-LIVED ASSETS

Long-lived assets, such as property and equipment, and other intangible assets are evaluated for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. When indicators exist, the Company tests for the impairment of the definite-lived assets based on the undiscounted future cash flow the assets are expected to generate over their remaining useful lives, compared to the carrying value of the assets. If the carrying amount of the assets is determined not to be recoverable, a write-down to fair value is recorded. Management estimates future cash flows using assumptions about expected future operating performance. Management’s estimates of future cash flows may differ from actual cash flow due to, among other things, technological changes, economic conditions, or changes to the Company’s business operations.

PROPERTY AND EQUIPMENT

PROPERTY AND EQUIPMENT

Property and equipment consisting of equipment, furniture, fixtures, website and other is stated at cost. The costs of additions and improvements are generally capitalized and expenditures for repairs and maintenance are expensed in the period incurred. When items of property and equipment are sold or retired, the related costs and accumulated depreciation are removed from the accounts and any gain or loss is included in income. Depreciation of property and equipment is provided utilizing the straight-line method over the estimated useful life of the respective asset as follows:

Equipment	5 years
Furniture and fixtures	3 to 5 years
Website and other	3 years

PROPERTY AND EQUIPMENT

Property and equipment consisting of equipment, furniture, fixtures, website and tooling is stated at cost. The costs of additions and improvements are generally capitalized and expenditures for repairs and maintenance are expensed in the period incurred. When items of property and equipment are sold or retired, the related costs and accumulated depreciation are removed from the accounts and any gain or loss is included in income. Depreciation of property and equipment is provided utilizing the straight-line method over the estimated useful life of the respective asset as follows:

Equipment	5 years
Furniture and fixtures	3 to 5 years
Website and other	3 years

GOODWILL

GOODWILL

Goodwill is reviewed annually in the fourth quarter, or when circumstances indicate that an impairment may have occurred. The Company first performs a qualitative assessment of goodwill impairment, which considers factors such as market conditions, performance compared to forecast, business outlook and unusual events. If the qualitative assessment indicates a possible goodwill impairment, goodwill is then quantitatively tested for impairment. The Company may elect to bypass the qualitative assessment and proceed directly to the quantitative test. If a quantitative goodwill impairment test is required, the fair value is determined using a variety of assumptions including estimated future cash flows using applicable discount rates (income approach), comparisons to other similar companies (market approach), and an adjusted balance sheet approach. As of September 30, 2024, no indicators of impairment were noted.

GOODWILL

Goodwill is reviewed annually in the fourth quarter, or when circumstances indicate that an impairment may have occurred. The Company first performs a qualitative assessment of goodwill impairment, which considers factors such as market conditions, performance compared to forecast, business outlook and unusual events. If the qualitative assessment indicates a possible goodwill impairment, goodwill is then quantitatively tested for impairment. The Company may elect to bypass the qualitative assessment and proceed directly to the quantitative test. If a quantitative goodwill impairment test is required, the fair value is determined using a variety of assumptions including estimated future cash flows using applicable discount rates (income approach), comparisons to other similar companies (market approach), and an adjusted balance sheet approach.

As part of the annual evaluation of goodwill in 2023, the Company determined that it is more likely than not that the carrying value of goodwill exceeded its fair value, and therefore an impairment write-down was required. During the year ended December 31, 2023, the Company wrote down the carrying value of goodwill by $7.8 million. See Note 5.

OTHER INTANGIBLE ASSETS

OTHER INTANGIBLE ASSETS

The Company’s intangible assets are related to the acquisition of LogicMark LLC in 2016, the former subsidiary that was merged with and into the Company and are included in other intangible assets in the Company’s condensed balance sheets as of September 30, 2024 and December 31, 2023.

As of September 30, 2024, the other intangible assets are composed of patents of $1.0 million; trademarks of $0.7 million; and customer relationships of $0.6 million. As of December 31, 2023, the other intangible assets are composed of patents of $1.3 million; trademarks of $0.8 million; and customer relationships of $0.8 million. The Company amortizes these intangible assets using the straight-line method over their estimated useful lives which for the patents, trademarks and customer relationships are 11 years, 20 years, and 10 years, respectively. During the three and nine months ended September 30, 2024, the Company had amortization expense of $0.2 million and $0.6 million, respectively. During the three and nine months ended September 30, 2023, the Company had amortization expense of $0.2 million and $0.6 million, respectively.

As of September 30, 2024, total amortization expense estimated for the remainder of fiscal year 2024 was $0.2 million. Amortization expense estimated for 2025 is expected to be approximately $0.8 million, $0.6 million for 2026, $0.3 million for 2027, $0.1 million for 2028, and approximately $0.4 million thereafter.

OTHER INTANGIBLE ASSETS

The Company’s intangible assets are related to the acquisition of LogicMark, LLC in 2016, the former subsidiary that was merged with and into the Company and are included in other intangible assets in the Company’s balance sheet as of December 31, 2023, and 2022.

As of December 31, 2023, the other intangible assets are comprised of patents of $1.3 million; trademarks of $0.8 million; and customer relationships of $0.8 million. As of December 31, 2022, the other intangible assets are comprised of patents of $1.7 million; trademarks of $0.9 million; and customer relationships of $1.2 million. The Company amortizes these intangible assets using the straight-line method over their estimated useful lives which for the patents, trademarks and customer relationships are 11 years, 20 years, and 10 years, respectively. During the years ended December 31, 2023, and 2022, the Company had an amortization expense of $0.8 million for both years.

Amortization expense estimated for fiscal years 2024 and 2025 is expected to be approximately $0.8 million per year, $0.6 million for fiscal year 2026, $0.3 million for fiscal year 2027, $63 thousand for fiscal year 2028 and approximately $0.5 million thereafter.

INCOME TAXES

INCOME TAXES

The Company uses the asset and liability method of accounting for income taxes. Income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.

ASC Topic 740-10-30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740-10-40 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company will classify as income tax expense any interest and penalties. The Company has no material uncertain tax positions for any of the reporting periods presented. Generally, the tax authorities may examine tax returns for three years from the date of filing. The Company has filed all its tax returns for all prior periods through December 31, 2022.

STOCK BASED COMPENSATION

STOCK BASED COMPENSATION

The Company accounts for stock based awards exchanged for employee services at the estimated grant date fair value of the award. The Company accounts for equity instruments issued to non-employees at their fair value on the measurement date. The measurement of stock based compensation is subject to periodic adjustment as the underlying equity instrument vests or becomes non-forfeitable. Stock based compensation charges are amortized over the vesting period or as earned. Stock based compensation is recorded in the same component of operating expenses as if it were paid in cash.

STOCK BASED COMPENSATION

The Company accounts for stock based awards exchanged for employee services at the estimated grant date fair value of the award. The Company accounts for equity instruments issued to non-employees at their fair value on the measurement date. The measurement of stock based compensation is subject to periodic adjustment as the underlying equity instrument vests or becomes non-forfeitable. Stock based compensation charges are amortized over the vesting period or as earned. Stock based compensation is recorded in the same component of operating expenses as if it were paid in cash.

NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER SHARE

NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER SHARE

Basic net loss attributable to common stockholders per share (“Basic net loss per share”) was computed using the weighted average number of common shares outstanding. Diluted net loss applicable to common stockholders per share (“Diluted net loss per share”) includes the effect of diluted common stock equivalents. Potentially dilutive securities from the exercise of stock options to purchase 229,124 shares of common stock and warrants to purchase 47,205,502 shares of common stock as of September 30, 2024, were excluded from the computation of diluted net loss per share because the effect of their inclusion would have been anti-dilutive. Potentially dilutive securities from the exercise of stock options to purchase 59,728 shares of common stock and warrants to purchase 1,253,985 shares of common stock as of September 30, 2023, were excluded from the computation of diluted net loss per share because the effect of their inclusion would have been anti-dilutive.

NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER SHARE

Basic net loss attributable to common stockholders per share (“Basic net loss per share”) was computed using the weighted average number of common shares outstanding. Diluted net loss applicable to common stockholders per share (“Diluted net loss per share”) includes the effect of diluted common stock equivalents. Potentially dilutive securities from the exercise of stock options to purchase 59,228 shares of common stock and warrants to purchase 9,531,242 shares of common stock as of December 31, 2023, were excluded from the computation of diluted net loss per share because the effect of their inclusion would have been anti-dilutive. Potentially dilutive securities from the exercise of stock options to purchase 26,250 shares of common stock and warrants to purchase 214,769 shares of common stock as of December 31, 2022, were excluded from the computation of diluted net loss per share because the effect of their inclusion would have been anti-dilutive. Net loss attributable to Common Stockholders per share as of December 31, 2023, was impacted by the payment of dividends for Series C Redeemable Preferred Stock of $0.3 million and a deemed dividend of $0.9 million resulting from the modification of certain warrant terms. Net loss attributable to Common Stockholders per share as of December 31, 2022 was impacted by the payment of dividends for Series C Redeemable Preferred Stock of $0.3 million. Refer to Note 8.

RESEARCH AND DEVELOPMENT AND PRODUCT AND SOFTWARE DEVELOPMENT COSTS

RESEARCH AND DEVELOPMENT AND PRODUCT AND SOFTWARE DEVELOPMENT COSTS

Research and development costs are expenditures on new market development and related engineering costs. In addition to internal resources, the Company utilizes functional consulting resources, third-party software, and hardware development firms. The Company expenses all research and development costs as incurred until technological feasibility has been established for the product. Once technological feasibility is established, development costs including software and hardware design are capitalized until the product is available for general release to customers. Judgment is required in determining when technological feasibility of a product is established. For the three months ended September 30, 2024, the Company capitalized $0.2 million and $0.3 million in product development costs and software development costs, respectively. For the nine months ended September 30, 2024, the Company capitalized $0.4 million and $0.8 million in product development cost and software development costs, respectively. For the three months ended September 30, 2023, the Company did not capitalize any product development. For the nine months ended September 30, 2023, the Company capitalized $0.5 million of such product development costs. For the three and nine months ended September 30, 2023, the Company capitalized $0.5 million and $0.7 million of such software development costs, respectively. Amortization of these costs was on a straight-line basis over three years and amounted to approximately $73.9 thousand and $0.1 million for product development and software development, respectively, for the three months ended September 30, 2024. For the nine months ended September 30, 2024, amortization of these costs amounted to approximately $0.2 million and $0.2 million for product development and software development, respectively. There was no amortization of product development costs during the three and nine months ended September 30, 2023. Cumulatively, as of September 30, 2023, approximately $0.9 million of capitalized product development costs arose from expenditures to a company considered to be a related party since it is controlled by the Company’s Vice-President of Engineering.

RESEARCH AND DEVELOPMENT AND PRODUCT AND SOFTWARE DEVELOPMENT COSTS

Research and development costs are expenditures on new market development and related engineering costs. In addition to internal resources, the Company utilizes functional consulting resources, third-party software, and hardware development firms. The Company expenses all research and development costs as incurred until technological feasibility has been established for the product. Once technological feasibility is established, development costs including software and hardware design are capitalized until the product is available for general release to customers. Judgment is required in determining when technological feasibility of a product is established. For the year ended December 31, 2023, the Company capitalized $0.7 million of such product development costs and $1.0 million of such software development costs. For the year ended December 31, 2022, the Company capitalized $0.7 million and $0.4 million of such product and software development costs, respectively. Amortization of these costs is on a straight-line basis over three years and amounted to approximately $53.8 thousand and $23.4 thousand for product development and software development, respectively, for the year ended December 31, 2023. Amortization for the year ended December 31, 2022 was $15 thousand for product development costs. Cumulatively, as of December 31, 2023 and 2022, approximately $1.0 million and $0.3 million, respectively, of capitalized product and software development costs arose from expenditures to a company considered to be a related party since it is controlled by the Company’s Vice-President of Engineering. As of December 31, 2023, a total of $0.3 million of expenditures to the Company considered to be a related party were included in accounts payable and accrued expenses.

RECENT ACCOUNTING PRONOUNCEMENTS

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its financial statements and disclosures.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which provides an update to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-07 will have a material impact on its financial statements and disclosures.

RECENT ACCOUNTING PRONOUNCEMENTS

Recently Issued Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its consolidated financial statements and disclosures.

Recently Adopted Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 requires the measurement and recognition of expected credit losses for financial assets held based on historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount. The new standard also requires the measurement and recognition of expected credit losses for financial assets held at amortized cost, including trade receivables. ASU 2016-13 was effective for SEC filers qualifying as small reporting companies, for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Effective January 1, 2023, the Company adopted ASU 2016-13, which resulted in no effects on the Company’s financial position, results of operations, or cash flows.